Leases - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
2021	$ 58
2022	44
2023	32
2024	21
2025	13
Thereafter	76
Total future undiscounted cash outflows	244
Effect of discounting	(48)
Total operating lease liabilities	$ 196	$ 207